Income Taxes - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Federal:
Current									$ 46,376	$ 40,314	$ 87,804
Deferred									1,916	8,952	(10,142)
Federal									48,292	49,266	77,662
State:
Current									4,557	4,243	4,991
Deferred									(330)	(116)	31
State									4,227	4,127	5,022
Total
Current									50,933	44,557	92,795
Deferred									1,586	8,836	(10,111)
Income tax expense (benefit)	$ 12,970	$ 11,309	$ 13,873	$ 14,367	$ 15,826	$ 13,100	$ 15,502	$ 8,965	$ 52,519	$ 53,393	$ 82,684